Statement of Changes in Net Assets Available for Benefits - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 91,638,177
Interest and dividends	11,420,713
Net investment income	103,058,890
Interest on participant loans	880,861
Contributions:
Participant	29,430,553
Employer	11,577,067
Total contributions	41,007,620
Other income	90,823
Total additions	145,038,194
Deductions from net assets attributed to:
Benefits paid to participants	51,610,280
Other expenses	297,582
Total deductions	51,907,862
Net increase in net assets available for benefits	93,130,332
Net assets available for benefits:
Beginning of year	599,930,744
End of year	$ 693,061,076